May 01, 2021
Securian Funds Trust
Supplement dated August 5, 2021, to the Prospectus of Securian Funds Trust, dated May 1, 2021 (the “Prospectus”), and the Statement of Additional Information of Securian Funds Trust, dated May 1, 2021 (the “SAI”).

1.	Fund Name Changes
On April 30, 2021, Macquarie Group Limited (“Macquarie”) completed a transaction whereby Macquarie acquired Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company (“IICO”), the prior investment sub-adviser
of the SFT Ivy
SM
Growth Fund and SFT Ivy
SM
Small Cap Growth Fund (each, a “Fund,” and together, the “Funds”) (the “Transaction”). The Transaction constituted a change of control of IICO. As a result of the change of control effected by the Transaction and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment sub-advisory
agreement between IICO and Securian Asset Management, Inc. (“Securian AM” or the “Adviser”) with respect to the Funds was automatically terminated on that date. On March 31, 2021, the Board of Trustees of the Trust voted unanimously to approve a new investment sub-advisory
agreement between the Adviser and Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust, which is currently in effect with respect to the Funds.
Effective July 1, 2021, all of the funds that were previously part of the Ivy Funds Complex (the “Legacy Ivy Funds”)
co-branded
with the Delaware name to denote the integration of the Legacy Ivy Funds into the Delaware Funds
®
by Macquarie fund family. To ensure the Funds’ names remain aligned with the new naming convention of the Legacy Ivy Funds, on July 29, 2021 the Board of Trustees of the Trust voted unanimously to approve changing the names of the Funds, effective as of August 1, 2021, from the SFT Ivy
SM
Growth Fund to the SFT Delaware Ivy
SM
Growth Fund and the SFT Ivy
SM
Small Cap Growth Fund to the SFT Delaware Ivy
SM
Small Cap Growth Fund.